Securities Held to Maturity	12 Months Ended
Sep. 30, 2011
Securities Held to Maturity [Abstract]
SECURITIES HELD TO MATURITY

(3) SECURITIES HELD TO MATURITY

There were no securities held to maturity at September 30, 2011. The following table presents a summary of securities held to maturity at September 30, 2010. Dollar amounts are expressed in thousands.

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Asset-backed securities	$1,232	329	—	1,561

Total	$1,232	329	—	1,561

During the year ended September 30, 2011, the Bank recognized a gain of $411,000 on the sale of an asset backed security which was classified as held to maturity. The security, which was secured by a pool of trust preferred securities issued by various banks, had an amortized cost of $1.1 million at the time of sale. The decision was made to sell the security after it was determined that there was significant deterioration in the issuer’s creditworthiness. There were no dispositions of securities held to maturity during the years ended September 30, 2010 and 2009.